Short-Term Investment	12 Months Ended
Dec. 31, 2021
Short-term Investments [Abstract]
SHORT-TERM INVESTMENT

NOTE 3 – SHORT-TERM INVESTMENT

Short-term investments consisted of the following:

	As of December 31,
Short-term investments	2021	2020
Trading securities	$5,197,015	$2,366,475
Held-to-maturity debt securities	-	459,580
Total	$5,197,015	$2,826,055

Investment income for the years ended December 31, 2021 and 2020 consists of the following:

	For the years ended December 31,
	2021	2020
Gain from sales of short-term investments:
Trading securities	$3,945	$46,492
Held-to-maturity debt securities	17,189	32,093
Unrealized holding income:
Trading securities	82,241	20,989
Net investment income	$103,375	$99,574